    As filed with the Securities and Exchange Commission on August 15, 2007

                                                 File Nos. 333-31172; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                        [X]
                          Pre-Effective Amendment No.                               [_]
                          Post-Effective Amendment No. 32                           [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                   [X]
                        Amendment No. 221                                           [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on August 27, 2007 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:


[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                      SUPPLEMENT DATED AUGUST 27, 2007 TO


                       PROSPECTUS DATED MAY 1, 2007 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.



Two New Subaccounts


Effective August 27, 2007, two new Subaccounts will be available under the contract. The respective Subaccounts will invest in two new Portfolios, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B and Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares. Accordingly, the table in the "Subaccounts" section of your contract prospectus is revised by adding the following disclosure:


                   Subaccount Investing In                 Investment Objective                   Adviser
                   -----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN  AllianceBernstein Balanced     Seeks to maximize total return         Alliance Capital
VARIABLE PRODUCTS  Wealth Strategies Portfolio -- consistent with the adviser's          Management, L.P.
SERIES FUND, INC.  Class B                        determination of reasonable risk
                   -----------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Templeton VIP         The fund's principal investment goal   Franklin Templeton
VARIABLE INSURANCE Founding Funds Allocation      is capital appreciation. Its secondary Services, LLC (the fund's
PRODUCTS TRUST     Fund -- Class 2 Shares/1/      goal is income.                        administrator)
                   -----------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this fund.

In addition, the following disclosure is added after the table in the "Subaccounts" section of your contract prospectus:

       Information about the Franklin Templeton VIP Founding Funds Allocation Fund. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Fund seeks to maintain equal investments in each of the three underlying funds.

       The investment results of the underlying funds will vary. Because of this, the Fund's administrator, Franklin Templeton Services, LLC, will monitor the Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

       The Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Fund's average daily net assets for its services, including the monitoring of the Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Fund's investment in the underlying funds.

       Because the Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

       More information about the Fund and the underlying funds, including information about the fees and expenses of the Fund and the underlying funds, can be found in the prospectus for the Fund.


Finally, these two new Subaccounts will also be available as Designated Subaccounts under the Investment Strategy for Lifetime Income Plus 2007, Lifetime Income Plus, Guaranteed Withdrawal Advantage, Payment Optimizer Plus and Principal Protection Advantage. The list of Designated Subaccounts in the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options," "Payment Optimizer Plus" and "Principal Protection Advantage" sections of your contract prospectus is revised accordingly.

   Part A and Part B of Post-Effective Amendment No. 31 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 23, 2007, are incorporated by reference into this Post-Effective Amendment No. 32 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a)      Resolution of Board of Directors of The Life Insurance Company of
             Virginia authorizing the Establishment of Life of Virginia Separate
             Account 4. Previously filed on May 1, 1998 with Post-Effective
             Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 033-76334.

 (1)(a)(i) Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life
             & Annuity Separate Account 4. Previously filed on July 17, 1998 with
             Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
             Separate Account 4, Registration No. 033-76334.

 (1)(b)      Resolution of the Board of Directors of GE Life and Annuity Assurance
             Company authorizing the change in name of GE Life and Annuity
             Assurance Company to Genworth Life and Annuity Insurance Company.
             Previously filed on January 3, 2006 with Post-Effective Amendment
             No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
             Registration No. 333-31172.

 (1)(b)(i)   Resolution of the Board of Directors of GE Life and Annuity Assurance
             Company authorizing the change in name GE Life & Annuity Separate
             Account 4 to Genworth Life & Annuity VA Separate Account 1.
             Previously filed on January 3, 2006 with Post-Effective Amendment
             No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
             Registration No. 333-31172.

 (2)         Not Applicable.

 (3)(a) Underwriting Agreement between GE Life and Annuity Assurance Company and Capital Brokerage Corporation. Previously filed on December 12,
             2001 with Pre-Effective Amendment No. 1 to Form S-1 for GE Life and
             Annuity Assurance Company, Registration No. 333-69786.

    (b)      Dealer Sales Agreement. Previously filed on December 12, 2001 with
             Pre-Effective Amendment No. 1 to Form S-1 for GE Life and Annuity
             Assurance Company, Registration No. 333-69786.

 (4)(a)      Contract Form P1154 4/00. Previously filed on September 2, 2000 with
             Post-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
             Separate Account 4, Registration No. 333-31172.

    (b)      Endorsements to Contract.

    (b)(i) Terminal Illness Nursing Home Endorsement P5122 10/98. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334

    (b)(ii)  IRA Endorsement P5090F 7/97. Previously filed on May 1, 1998 with
             Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
             Separate Account 4, Registration No. 033-76334

    (b)(iii) Roth IRA P5100 6/99. Previously filed on May 1, 1998 with
             Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
             Separate Account 4, Registration No. 033-76334


    (b)(iv)   Optional Death Benefit Rider P5135 4/00. Previously filed on December
              18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life &
              Annuity Separate Account 4, Registration No. 333-62695.

    (b)(v)    Optional Enhanced Death Benefit Rider P5140 8/00. Previously filed on
              September 1, 2000 with Post-Effective Amendment 1 to Form N-4 for GE
              Life & Annuity Separate Account 4, Registration No. 333-31172.

    (b)(vi)   Optional Death Benefit Rider P5152 12/00. Previously filed on
              February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 333-62695.

    (b)(vii)  Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on July 17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 033-76334.

    (b)(viii) Monthly Income Benefit Endorsement P5154 12/00. Previously filed on
              February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 333-62695.

    (b)(ix)   Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
              February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(x)    Death Provisions Endorsement P5221 1/03. Previously filed on February
              18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
              & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xi)   Annual Step-Up Benefit Rider P5222 1/03. Previously filed on February
              18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
              & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xii)  Rollup Death Benefit Rider P5223 1/03. Previously filed on February
              18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
              & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xiii) Greater of Annual Step-Up and Rollup Death Benefit Rider P5224 1/03.
              Previously filed on February 18, 2003 with Post-Effective Amendment
              No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-31172.

 (4)(b)(xiv)  Joint Owner Endorsement P5227 1/03. Previously filed on February 18,
              2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life &
              Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xv)   Annuity Cross Funded Endorsement P5228 1/03. Previously filed on
              February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xvi)  Earnings Protector Death Benefit Rider P5239 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xvii) GE Life and Annuity Assurance Company Guarantee Account Rider.
              Previously filed on August 19, 2003 with Post-Effective Amendment No.
              10 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
              No. 333-31172.


 (4)(b)(xviii)    Guaranteed Income Rider. Previously filed on December 3, 2003 with
                  Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-31172.

 (4)(b)(xviii)(a) Guaranteed Income Rider. Previously filed on April 27, 2005 with
                  Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-31172.

 (4)(b)(xix)      Payment Protection Rider. Previously filed on February 23, 2004 with
                  Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-47732.

 (4)(b)(xix)(a)   Payment Protection with Commutation Immediate and Deferred Variable
                  Annuity Rider. Previously filed on September 1, 2006 with Post
                  Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA
                  Separate Account 1, Registration No. 333-31172.

 (4)(b)(xx)       Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on
                  February 23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

 (4)(b)(xxi)      Guaranteed Income Rollover Rider. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
                  Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xxii)     Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on July 26, 2005 with Post-Effective Amendment No. 22 to Form
                  N-4 for GE Life & Annuity Separate Account, Registration No.
                  333-31172.

 (4)(b)(xxii)(a)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on September 1, 2006 with Post Effective Amendment No. 28 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-31172.

 (4)(b)(xxii)(b)  Guaranteed MinimumWithdrawal Benefit for Life Rider. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-31172.

 (5)(a)           Form of Application. Previously filed on April 27, 2006 with
                  Post-Effective Amendment No. 26 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(a)           Amended and Restated Articles of Incorporation of Genworth Life and
                  Annuity Insurance Company. Previously filed on January 3, 2006 with
                  Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-31172.

    (b)           By-Laws of Genworth Life and Annuity Insurance Company. Previously
                  filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-31172.

 (7)              Reinsurance Agreement. Previously filed on April 30, 2004 with Post
                  Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate
                  Account 4, Registration No. 333-62695.

 (8)(a)           Participation Agreement among Variable Insurance Products Fund,
                  Fidelity Distributors Corporation, and The Life Insurance Company of
                  Virginia. Previously filed on May 1, 1998 with Post-Effective
                  Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4,
                  Registration No. 033-76334.

    (a)(i)        Amendment to Participation Agreement Referencing Policy Form Numbers.
                  Previously filed on May 1, 1998 with Post-Effective Amendment 9 to
                  Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
                  033-76334.

    (a)(ii)       Amendment to Participation Agreement among Variable Insurance
                  Products Fund II, Fidelity Distributors Corporation, and The Life
                  Insurance Company of Virginia. Previously filed on May 1, 1998 with
                  Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate
                  Account 4, Registration No. 033-76334.

    (a)(iii) Amendment to Participation Agreement among Variable Insurance
             Products Fund, Fidelity Distributors Corporation, and The Life
             Insurance Company of Virginia. Previously filed on May 1, 1998 with
             Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate
             Account 4, Registration No. 033-76334.

    (a)(iv)  Amendment to Participation Agreement Variable Insurance Products
             Fund, Fidelity Distributors Corporation and GE Life and Annuity
             Assurance Company. Previously filed on June 2, 2000 with
             Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate
             Account 4, Registration No. 333-31172.

    (b)      Agreement between Oppenheimer Variable Account Funds, Oppenheimer
             Management Corporation, and GE Life and Annuity Assurance Company.
             Previously filed on May 1, 1998 with Post-Effective Amendment 9 to
             Form N-4 for GE Life & Annuity Separate Account, Registration
             No. 033-76334.

    (b)(i)   Amendment to Agreement between Oppenheimer Variable Account Funds,
             Oppenheimer Management Corporation, and The Life Insurance Company of
             Virginia. Previously filed on June 2, 2000 with Pre-Effective
             Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 333-31172.

    (c)      Participation Agreement among Variable Insurance Products Fund II,
             Fidelity Distributors Corporation and The Life Insurance Company of
             Virginia. Previously filed on May 1, 1998 with Post-Effective
             Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 033-76334.

    (c)(i)   Amendment to Variable Insurance Products Fund II, Fidelity
             Distributors Corporation and GE Life and Annuity Assurance Company.
             Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to
             Form N-4 for GE Life & Annuity Separate Account 4, Registration
             No. 333-31172.

    (d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
             Annuity Separate Account 4, Registration No. 333-31172.

    (e)      Fund Participation Agreement between Genworth Life and Annuity
             Insurance Company and Federated Insurance Series. Previously filed on
             April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
             Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-31172.

    (f) Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia. Previously filed on
             September 28, 1995 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

    (f)(i)   Amendment to Variable Insurance Products Fund III, Fidelity
             Distributors Corporation and GE Life and Annuity Assurance Company.
             Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to
             Form N-4 for GE Life & Annuity Separate Account 4, Registration
             No. 333-31172.

    (g)      Participation Agreement between GE Investments Funds, Inc. and
             Genworth Life and Annuity Insurance Company. Previously filed on
             September 1, 2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
             333-31172.

    (h)      Participation Agreement between AIM Variable Insurance Series and GE
             Life and Annuity Assurance Company. Previously filed on April 27,
             2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
             Annuity Separate Account 4, Registration No. 333-31172.

    (h)(i)   Amendment to Fund Participation Agreement between Genworth Life and
             Annuity Insurance Company and AIM Variable Insurance Funds.
             Previously filed on April 23, 2007 with Post-Effective Amendment
             No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
             Registration No. 333-31172.

    (i)    Participation Agreement between Alliance Variable Products Series
           Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form
           N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-31172.

    (i)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 23, 2007 with
           Post-Effective Amendment No. 31 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-31172.

    (j)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Dreyfus. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-31172.

    (k)    Participation Agreement between MFS(R) Variable Insurance Trust and
           GE Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-31172.

    (k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment
           No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

    (l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-31172.

    (l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

    (m)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (n)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 27, 2006 with Post-Effective Amendment No. 26 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-31172.

    (o)    [Reserved.]

    (p)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(32) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

    (q)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (r)    Participation Agreement between Eaton Vance Variable Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(31) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

    (r)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
            N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (s)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and The Prudential Series Fund. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (t)     Participation Agreement between Van Kampen Life Investment Trust and
            Genworth Life and Annuity Insurance Company. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (u)     [Reserved.]

    (v) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
            November 1, 2004 with Post-Effective Amendment No. 18 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 333-31172.

    (w)     Participation Agreement among Scudder Variable Series II, Scudder
            Distributors, Inc., Deutsche Investment Management Americas Inc. and
            GE Life and Annuity Assurance Company. Previously filed on April 27,
            2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (w)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and DWS Variable Series II. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
            N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (x)     Participation Agreement between American Century Investment Services,
            Inc. and GE Life and Annuity Assurance Company regarding American
            Century Variable Portfolios, Inc. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (y)     Form of Participation Agreement between American Century Investment
            Services, Inc. and GE Life and Annuity Assurance Company regarding
            American Century Variable Portfolios II, Inc. Previously filed on
            April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 333-31172.

    (z)     Participation Agreement between JPMorgan Insurance Trust and Genworth
            Life and Annuity Insurance Company. Previously filed on September 1,
            2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth
            Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (z)(i)  Form of Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and JP Morgan Series Trust II. Previously filed with Post-Effective Amendment 28 to Form N-4 for Genworth
            Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (z)(ii) Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and JP Morgan Series Trust II. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
            N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (aa)    Form of Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (aa)(i) Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (bb)    Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Legg Mason Partners Variable Equity Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (cc)    Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Lord Abbett Series Fund, Inc. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (dd)    Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and The Universal Institutional Funds, Inc.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (ee)    Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and XTF Advisors Trust. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

 (9) Opinion and Consent of Heather C. Harker, Counsel for Genworth Life and Annuity Insurance Company. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-31172.

(10)        Consent of KPMG LLP. Previously filed on April 23, 2007 with
            Post-Effective Amendment No. 31 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-31172.

(11)        Not Applicable.

(12)        Not Applicable.

(13) Schedule showing computation for Performance Data. Previously filed on April 30, 1996 with Post-Effective Amendment 4 to Form N-4 for GE
            Life & Annuity Separate Account 4, Registration No. 033-76334.

(14)        Power of Attorney. Filed herewith.


Item 25.  Directors and Officers of the Depositor

Pamela S. Schutz         Chairperson of the Board, President and Chief Executive
                         Officer

Paul A. Haley            Director, Senior Vice President and Chief Actuary

William C. Goings, II(4) Director and Senior Vice President

Leon E. Roday(2)         Director and Senior Vice President

Geoffrey S. Stiff        Director and Senior Vice President

Scott R. Lindquist(2)    Director and Vice President

Victor C. Moses(2)       Director and Vice President

John G. Apostle, II      Senior Vice President and Chief Compliance Officer

Thomas E. Duffy          Senior Vice President, General Counsel and Secretary

Dennis R. Vigneau        Senior Vice President and Chief Financial Officer

Mark W. Griffin(3)       Senior Vice President and Chief Investment Officer

Brian W. Haynes          Senior Vice President

Christopher J. Grady Senior Vice President

James H. Reinhart    Senior Vice President

James D. Atkins      Senior Vice President

Patrick B. Kelleher  Senior Vice President

Heather C. Harker    Vice President and Associate General Counsel

Jac J. Amerell       Vice President and Controller

Gary T. Prizzia(1)   Treasurer

Matthew P. Sharpe    Vice President


The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(3) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

(4) The principal business address is Genworth Financial, Inc., 700 Main Street, Lynchburg, Virginia 24504.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contractowners


   There were 16,847 owners of Qualified Contracts and 18,509 owners of Non-Qualified Contracts as of July 17, 2007.

Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

                                    *  *  *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2 and Genworth Life and Annuity Life Insurance Company.

   (b)


         Name                   Address            Positions and Offices with Underwriter
         ----                   -------            --------------------------------------
James J. Buddle........ 6620 W. Broad St.        Director
                        Richmond, VA 23230
Christopher J. Grady... 6610 W. Broad St.        Director, President and Chief Executive
                        Richmond, VA 23230       Officer
Geoffrey S. Stiff...... 6610 W. Broad St.        Director and Senior Vice President
                        Richmond, VA 23230
Patrick B. Kelleher.... 6610 W. Broad St.        Senior Vice President
                        Richmond, VA 23230
Victor C. Moses........ 601 Union Street,        Senior Vice President
                        Suite 2200
                        Seattle, WA 98101
Edward J. Wiles, Jr.... 3001 Summer St.,         Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street     Senior Vice President and Chief Compliance
                        Richmond, VA 23230       Officer
Ward E. Bobitz......... 6620 W. Broad Street     Vice President and Assistant Secretary
                        Richmond, VA 23230
Brenda A. Daglish...... 6604 West Broad St.      Vice President and Assistant Treasurer
                        Richmond, VA 23230
Dennis R. Vigneau...... 6610 W. Broad Street     Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.        Vice President
                        Richmond, VA 23230
Michelle L. Trampe..... 6610 W. Broad St.        Vice President and Controller
                        Richmond, VA 23230
David A. Schenck....... 6610 W. Broad St.        Vice President and Assistant Treasurer
                        Richmond, VA 23230
John E. Karaffa........ 6610 W. Broad St.        Vice President
                        Richmond, VA 23230
Scott R. Lindquist..... 6620 W. Broad St.        Vice President
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street     Treasurer
                        Richmond, VA 23230
Russell L. Rubino...... 6620 W. Broad St.        Vice President
                        Richmond, VA 23230
Bonnie C. Turner....... 6610 W. Broad St.        Financial & Operations Principal
                        Richmond, VA 23230
Thomas E. Duffy........ 6610 W. Broad St.        Secretary
                        Richmond, VA 23230


   (c)

                                    (2)
             (1)              Net Underwriting      (3)           (4)
           Name of             Discounts and   Compensation    Brokerage       (5)
    Principal Underwriter       Commissions    on Redemption  Commissions  Compensation
    ---------------------     ---------------- -------------  -----------  ------------
Capital Brokerage Corporation  Not Applicable  Not Applicable     11%     $110.5 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 15th day of August, 2007.



                                    GENWORTH LIFE & ANNUITY VA SEPARATE
                                      ACCOUNT 1
                                    (Registrant)

                                    By:         /s/  MATTHEW P. SHARPE
                                        -----------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President



                                    BY:  GENWORTH LIFE AND ANNUITY INSURANCE
                                          COMPANY
                                         (Depositor)

                                    By:         /s/  MATTHEW P. SHARPE
                                        -----------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President


   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


           Name                             Title                       Date
           ----                             -----                       ----

  /s/  PAMELA S. SCHUTZ*    Chairperson of the Board, President    August 15, 2007
---------------------------   and Chief Executive Officer
     Pamela S. Schutz

/s/  WILLIAM C. GOINGS, II* Director and Senior Vice President     August 15, 2007
---------------------------
   William C. Goings, II

    /s/  PAUL A. HALEY*     Director, Senior Vice President and    August 15, 2007
---------------------------   Chief Actuary
       Paul A. Haley

  /s/  SCOTT R LINDQUIST*   Director and Vice President            August 15, 2007
---------------------------
    Scott R. Lindquist

   /s/  VICTOR C. MOSES*    Director and Vice President            August 15, 2007
---------------------------
      Victor C. Moses

    /s/  LEON E. RODAY*     Director and Senior Vice President     August 15, 2007
---------------------------
       Leon E. Roday

  /s/  GEOFFREY S. STIFF*   Director and Senior Vice President     August 15, 2007
---------------------------
     Geoffrey S. Stiff

          Name                           Title                       Date
          ----                           -----                       ----

 /s/  DENNIS R. VIGNEAU* Senior Vice President and Chief        August 15, 2007
 -----------------------   Financial Officer
    Dennis R. Vigneau

  /s/  JAC J. AMERELL*   Vice President and Controller          August 15, 2007
 -----------------------
     Jac J. Amerell



*By: /s/  MATTHEW P. SHARPE  , pursuant to Power of         August 15, 2007
     ----------------------    Attorney executed on July
       Matthew P. Sharpe       18, 2007.